Post-employment Benefits - Sensitivity (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sensitivity analysis
Discount rate (as a percent)	9.30%	10.50%
Discount rate
Sensitivity analysis
Discount rate (as a percent)	9.30%	10.50%
Decrease in actuarial assumption (in basis points)	0.50%	0.50%
Increase in actuarial assumption	$ 1,413,829	$ 1,238,452